Shareholders' Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Number	3,789,430
Awarded, Number	605,359
Re-designated, Number	2,000
Outstanding at end of year, Number	3,423,566
Non Employee [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Number	75,098
Awarded, Number	6,375
Re-designated, Number	2,000
Outstanding at end of year, Number	64,475
Restricted Stock Units RSUs [Member] | Non Employee [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Number	7,500
Awarded, Number	2,100
Re-designated, Number	600
Vested, Number	(1,834)
Forfeited, Number	(933)
Outstanding at end of year, Number	7,433
Non-vested at beginning of year	$ 9.48
Awarded, fair value	$ 11.93
Re-designated, fair value	$ 10.21
Vested, fair value	$ 10.36
Forfeited, fair value	$ 10.21
Non-vested at end of year	$ 9.89